Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Carrying Amounts and Movements in Provisions

The carrying amounts and the movements in the provisions during the year ended December 31, 2018 and 2017 are as follows:

In thousands of U.S. Dollars	Player bonuses and jackpots	Deferred payment provision	Restructuring provision	Other	Total
Balance at January 1, 2017	1,571	202,515	—	17,636	221,722
Adjustment to provision recognized	48,146	(815)	—	(121)	47,210
Payments	(44,121)	(197,510)	—	(9,311)	(250,942)
Accretion of discount	—	2,048	—	839	2,887
Reclassification	(1,444)	—	—	—	(1,444)
Foreign exchange translation losses	113	62	—	1,075	1,250
Balance at December 31, 2017	4,265	6,300	—	10,118	20,683
Provisions acquired in business combinations	8,349	—	1,614	5,297	15,260
Recognized	—	—	8,164	—	8,164
Adjustment to provision recognized	55,734	—	—	654	56,388
Payments	(48,902)	—	—	(7,006)	(55,908)
Accretion of discount	—	—	—	411	411
Foreign exchange translation losses	(862)	—	(65)	(880)	(1,807)
Balance at December 31, 2018	18,584	6,300	9,713	8,594	43,191

Current portion at December 31, 2017	4,265	6,300	—	7,025	17,590
Non-current portion at December 31, 2017	—	—	—	3,093	3,093
Current portion at December 31, 2018	18,584	6,300	9,713	4,592	39,189
Non-current portion at December 31, 2018	—	—	—	4,002	4,002